GAIN ON SALE OF SUBSIDIARIES - River Box Company Net Assets Held at time of Disposal (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents		$ 915
Disposal Group, Disposed of by Sale, Not Discontinued Operations | River Box
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 2,859
Investments in sales-type and direct financing leases	540,908
Finance lease liability	(464,740)
Long-term loan from related party	(45,000)
Other current liabilities	(2,861)
Net assets	$ 31,166